Share-based Compensation - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 1,312	$ 1,701	$ 2,699	$ 3,353
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation expense	764	934	1,586	1,819
General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 548	$ 767	$ 1,113	$ 1,534